Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Schedule of cash and cash equivalents and restricted cash [Abstract]
Cash held in banks	$ 655	$ 937
Bank deposits in U.S.$ (annual average interest rates 1.26% and 1.49%)	9,508	3,011
Total cash and cash equivalents	10,163	3,948
Cash held with respect to CVR Agreement	2,524	1,400
Short-term restricted cash	145	100
Long-term restricted cash	60	76
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 12,892	$ 5,524	$ 16,105	$ 9,792